STRADLEY RONON STEVENS & YOUNG, LLP
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1933 Act Rule 497(j)
                                                                                                                                          1933 Act File No. 002-73024
1940 Act File No. 811-03213

Direct Dial: (202) 419-8417

January 2, 2013

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:           Nationwide Variable Insurance Trust (the “Trust”)
File Nos. 002-73024 and 811-03213
Rule 497(j) Filing

Ladies and Gentlemen:

       Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 155/156 to the Registration Statement of the Trust, which was accepted by the Securities and Exchange Commission electronically on December 21, 2012.

Please direct any questions or comments relating to this certification to me or, in my absence, to Christopher J. Zimmerman, Esquire at (202) 419-8402.

Very truly yours,

/s/ Prufesh R. Modhera
     Prufesh R. Modhera